J.P. Morgan Institutional Funds
Supplement dated January 8, 1998, as applicable to the following Prospectuses:

The JPM Institutional Prime Money Market Fund, dated 2/28/97
The JPM Institutional Federal Money Market Fund, dated 2/28/97
The JPM Institutional Treasury Money Market Fund, dated 5/30/97
The JPM Institutional Short Term Bond Fund, dated 2/28/97
The JPM Institutional Bond Fund, dated 2/28/97
The JPM Institutional Global Strategic Income Fund, dated 7/14/97
The JPM Institutional New York Total Return Bond Fund, dated 7/14/97 The JPM Institutional International Equity Fund, dated 2/28/97
The JPM Institutional International Opportunities Fund, dated 8/4/97 The JPM Institutional Emerging Markets Equity Fund, dated 2/28/97
The JPM Institutional European Equity Fund, dated 4/30/97
The JPM Institutional Japan Equity Fund, dated 4/30/97
The JPM Institutional Service Prime Money Market Fund, dated 5/30/97 The JPM Institutional Service Federal Money Market Fund, dated 5/30/97 The JPM Institutional Service Treasury Money Market Fund, dated 5/30/97 The JPM Institutional Service Tax Exempt Market Fund, dated 5/30/97

(Supersedes all supplements with respect to the above Funds dated prior to January 8, 1998, except for the supplement dated December 12, 1997)

Fund Name Changes:

1. Effective January 1, 1998, the name of the Trust changed from "The JPM Institutional Funds" to "J.P. Morgan Institutional Funds" and each Fund's name changed as follows:

Old Name                                                  New Name

The JPM Institutional Prime Money Market Fund             J.P. Morgan Institutional Prime Money Market Fund
The JPM Institutional Federal Money Market Fund           J.P. Morgan Institutional Federal Money Market Fund
The JPM Institutional Short Term Bond Fund                J.P. Morgan Institutional Short Term Bond Fund
The JPM Institutional Bond Fund                           J.P. Morgan Institutional Bond Fund
The JPM Institutional Global Strategic Income Fund        J.P. Morgan Institutional Global Strategic Income Fund
The JPM Institutional New York Total Return Bond Fund     J.P. Morgan Institutional New York Total Return Bond Fund
The JPM Institutional International Equity Fund           J.P. Morgan Institutional International Equity Fund
The JPM Institutional International Opportunities Fund    J.P. Morgan Institutional International Opportunities Fund
The JPM Institutional Emerging Markets Equity Fund        J.P. Morgan Institutional Emerging Markets Equity Fund
The JPM Institutional European Equity Fund                J.P. Morgan Institutional European Equity Fund
The JPM Institutional Japan Equity Fund                   J.P. Morgan Institutional Japan Equity Fund





Old Name                                                  New Name

The JPM Institutional Service Prime Money Market Fund     J.P. Morgan Institutional Service Prime Money Market Fund
The JPM Institutional Service Federal Money               J.P. Morgan Institutional Service Federal Money
   Market Fund                                                Market Fund
The JPM Institutional Service Tax Exempt Money            J.P. Morgan Institutional Service Tax Exempt Money
   Market Fund                                                Market Fund
The JPM Institutional Service Treasury Money Market Fund  J.P. Morgan Institutional Service Treasury Money
Market Fund
The JPM Institutional Treasury Money Market Fund          J.P. Morgan Institutional Treasury Money Market Fund

Investment Policy Revisions:

2. The first sentence in the paragraph above the heading "Treasury Securities; Certain U.S. Government Agency Obligations" under "Investment Objective(s) and Policies" in the Prospectus for the Federal Money Market Fund is revised as follows:

         The Portfolio seeks to achieve its investment objective by investing in direct obligations of the U.S. Treasury and in obligations of certain U.S. Government agencies described below.

3. The third, fourth and fifth sentences under the heading "Treasury Securities; Certain U.S. Government Agency Obligations" in the Prospectus for the Federal Money Market Fund are revised as follows:

During ordinary market conditions substantially all of the Portfolio's net assets will be invested in Treasury Securities and obligations issued by U.S. Government agencies, that are generally exempt from state and local income taxes, where the Portfolio must look to the issuing agency for ultimate repayment, including the Federal Farm Credit System, the Federal Home Loan Banks, the Tennessee Valley Authority and the Student Loan Marketing Association ("Permitted Agency Securities"). Each such obligation must have a remaining maturity of 397 days or less at the time of purchase by the Portfolio.

4. The second to last sentence under the heading "Treasury Securities; Certain U.S. Government Agency Obligations" in the Prospectus for the Federal Money Market Fund is revised as follows:

         The Portfolio also may purchase Treasury Securities and Permitted Agency Securities on a when-issued or delayed delivery basis and, although it has no current intention to do so, may engage in repurchase and reverse repurchase agreement transactions involving such securities.


5. The first sentence under the heading "Repurchase Agreements" in the Prospectus for the Federal Money Market Fund is revised as follows:

         The Portfolio may, although it has no current intention to do so, engage in repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Portfolio's Trustees.

6. The third sentence under the heading "Repurchase Agreements" in the Prospectus for the Federal Money Market Fund is revised as follows:

         The Portfolio may only enter into repurchase agreements involving Treasury Securities and Permitted Agency Securities.

7. The second sentence of the seventh paragraph under the heading "Investment Objective and Policies" in the Prospectus for the International Equity Fund is replaced with the following:

Through the use of forward foreign currency exchange contracts, the Advisor will adjust the Portfolio's foreign currency weightings relative to the EAFE Index. In addition, from time to time, the Advisor may reduce the Portfolio's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar.

8. The following is added after the second sentence of the second paragraph under the heading "Foreign Currency Exchange Transactions" in the Prospectuses for the International Equity and Emerging Markets Equity Funds:

         These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contracts.

9. The sentence "The Portfolio will not enter into forward contracts for speculative purposes." in the above paragraph is deleted in the Prospectuses for the Bond, Short Term Bond, International Equity and Emerging Markets Equity Funds.

10.  The  third  paragraph  under  the  heading   "Foreign   Currency   Exchange
Transactions" in the Prospectus for the International Equity Fund is replaced with the following:

         The Portfolio may enter into forward foreign currency exchange contracts to adjust its currency exposure relative to its benchmark, the EAFE Index. The Portfolio may also enter into forward foreign currency exchange contracts in connection with settlements of securities transactions and other anticipated payments or receipts. In addition, from time to time, the Advisor may reduce the Portfolio's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar. Forward foreign currency exchange contracts may involve the purchase or sale of a foreign currency in exchange for U.S.
dollars or may involve two foreign currencies.

11.  The  third  paragraph  under  the  heading   "Foreign   Currency   Exchange
Transactions" in the Prospectus for the Emerging Markets Equity Fund is replaced with the following:

The Portfolio may enter into forward foreign currency exchange contracts in connection with settlements of securities transactions and other anticipated payments or receipts. In addition, from time to time, the Advisor may reduce the Portfolio's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar. The Portfolio may also enter into forward foreign currency exchange contracts to adjust its currency exposure relative to its benchmark, the MSCI Emerging Markets Free Index. Forward foreign currency exchange contracts may involve the purchase or sale of a foreign currency in exchange for U.S.
dollars or may involve two foreign currencies.


Money Market Funds:  Cut-Off Times for Purchases and Redemptions:

12.      Cut-Off Times for Purchases and Redemptions:

The Prime Money Market and Federal Money Market Funds have extended their cut-off times for receiving purchase and redemption orders for Fund shares. The new cut-off times for purchase and redemption orders and for receipt of immediately available funds are as follows:

                                                                                Deadline for Receipt of
                                            Deadline for Purchase               Immediately Available Funds
                                            and Redemption Orders               by the Fund

Prime Money Market                          5:00 pm                             5:00 pm
Federal Money Market                        2:00 pm                             4:00 pm

Purchase orders and immediately available funds must be received by the above times on a Fund business day for the purchase to be effective and dividends to be earned on the same day. The net asset value for the Prime Money Market Fund will now be calculated at 5:00 pm.






Money Market Funds:  Short-Term Gains:

13. The second paragraph under the caption "Dividends and Distributions" in the Prospectuses for the Prime Money Market and Federal Money Market Funds is replaced with the following:

Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividends. Substantially all the realized net long-term capital gains, if any, of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Other Changes:

14. The first sentence of the third paragraph on the front page of the Prospectus for the Federal Money Market Fund is revised as follows:

         Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in The Federal Money Market Portfolio (formerly The Treasury Money Market Portfolio (the "Portfolio")), a corresponding diversified open-end management investment company having the same investment objective as the Fund.

15. The last sentence of the second paragraph under "Investment Objective and Policies" in the Prospectus for the Federal Money Market Fund is revised as follows:

         The Fund attempts to achieve its investment objective by investing all of its investable assets in The Federal Money Market Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

16. The following is added after the first sentence of the third paragraph under the caption "Investment Objective and Policies" in the prospectuses for the Prime Money Market and Federal Money Market Funds:

The market value of obligations in which the Portfolio invests is not guaranteed and may rise and fall in response to changes in interest rates.






17. The fifth sentence under the heading "Advisor" in the Prospectuses for the Federal Money Market, Prime Money Market, Short Term Bond, Bond, International Equity and Emerging Markets Equity Funds is revised as follows:

Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $240 billion.

18. Any reference to control persons under the caption "Organization" in the Prospectus for Federal Money Market Fund is deleted.

19. The third sentence of the first paragraph under the heading "Organization" is restated in the Prospectuses for the Prime Money Market, Federal Money Market, Bond, Short Term Bond, International Equity and Emerging Markets Equity Funds as follows:

To date, shares of 24 series have been authorized and are available for sale to the public.

Treasury Money Market Funds:

20. The fiscal year end of the Treasury Money Market and Service Treasury Money Market Funds is changed from July 31 to October 31.

21. The voluntary expense reimbursement in effect from June 1, 1998-November 30, 1998 for the Treasury Money Market and Service Treasury Money Market Funds is extended until February 28, 1999.

22. The following supplements the "Annual Operating Expenses" table in the Prospectus for the Service Treasury Money Market Fund:

Annual Operating Expenses*

Advisory Fees (after expense reimbursement)                            0.13%
Rule 12b-1 Fees                                                        None
Other Expenses (after expense reimbursement)                           None
Service Fees**                                                         0.25%
                                                                       -----

Total Operating Expenses (after expense reimbursement)                 0.38%
                                                                       =====

** Under the Trust's Service Plan, up to 0.25% is payable to Service Organizations, as defined below (0.20% in cases where Morgan or an affiliate is the Service Organization). Service Organizations may charge other fees to their customers who are the beneficial owners of shares in connection with their customers' accounts. See "Service Organizations." Such fees, if any, will affect the return such customers realize with respect to their investments.

23. The following supplements the "Annual Operating Expenses" table in the Prospectus for the Treasury Money Market Fund:

Annual Operating Expenses*

Advisory Fees (after expense reimbursement)                            0.13%
Rule 12b-1 Fees                                                        None
Other Expenses (after expense reimbursement)                           None
                                                                       ----

Total Operating Expenses (after expense reimbursement)                 0.13%
                                                                       =====

24. The following replaces in its entirety the last two paragraphs under "Expense Table - Annual Operating Expenses" in the Prospectus for the Service Treasury Money Market Fund:

The Total Operating Expenses for the Fund is a blended ratio which is based on the reimbursements in effect from August 1, 1997 through October 31, 1998 and may not necessarily represent the actual amount incurred by a shareholder at any particular time during the periods indicated; the actual amount may be higher or lower than that shown above depending on the date of purchase and length of holding period of Fund shares. Without any expense reimbursements, the Advisory Fee, Estimated Other Expenses and Total Operating Expenses would be equal on an annual basis to 0.20%, 0.26% and 0.71%, respectively, of the average daily net assets of the Fund.

25. The following replaces in its entirety the last paragraph under "Expense Table - Annual Operating Expenses" in the Prospectus for the Treasury Money Market Fund:

The Total Operating Expenses for the Fund is a blended ratio which is based on the reimbursements in effect from August 1, 1997 through October 31, 1998 and may not necessarily represent the actual amount incurred by a shareholder at any particular time during the periods indicated; the actual amount may be higher or lower than that shown above depending on the date of purchase and length of holding period of Fund shares. Without any expense reimbursements, the Advisory Fee, Estimated Other Expenses and Total Operating Expenses would be equal on an annual basis to 0.20%, 0.26% and 0.46%, respectively, of the average daily net assets of the Fund.

26. The sub-section entitled "Service Organizations" in the Prospectus for the Service Treasury Money Market Fund is replaced in its entirety with the following:

Service Organizations. The Trust has adopted a Service Plan with respect to Fund shares which authorizes it to compensate Service Organizations, including Morgan and its affiliates, for providing account administration and other services to their customers who are beneficial owners of such shares. The Fund will enter into agreements with Service Organizations which purchase shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to 0.25 of 1% (0.20 of 1% in cases where Morgan or an affiliate is the Service Organization) on an annualized basis of the average daily net asset value of the shares of the Fund attributable to or held in the name of the Service Organization for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining or assisting in maintaining account records for its customers, and processing or assisting in processing orders to purchase and redeem shares for its customers. Holders of shares of the Fund will bear all expenses and fees paid to Service Organizations with respect to such shares as well as any other expenses which are directly attributable to such shares.

Service Organizations may charge other fees to their customers who are the beneficial owners of shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and such fees, if any, will affect an investor's return with respect to an investment in the Fund. Such charges may vary among Service Organizations but in all cases will be retained by the Service Organization and not remitted to the Fund.













JPMISUPP-981